Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Cash Flows From Operating Activities
Net loss	$ (10,774,702)	$ (3,497,227)	$ (55,251,547)		$ (4,489,198)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	402,565	150,317	1,308,784		293,837
Depreciation and amortization	1,208,772	835,757	2,350,640	[2],[3]	1,574,913	[2],[3]
Deferred income taxes	(90,613)	(29,679)	(1,284,166)		105,650
Gain on foreign exchange transactions	(2,425)	(58,759)	(135,625)		166,174
Provision for interest expense	1,277,162
Provision for doubtful accounts	170,318		(1,509,486)		(39,108)
Impairment loss		480,372	28,246,010
Revaluation adjustment on contingent liabilities			13,838,197
Amortization of debt discount					140,837
Interest expense on lease liabilities	444,553	58,026	491,336		131,291
Changes in operating assets and liabilities:
Accounts receivable	842,905	(480,438)	1,161,349		(30,554)
Other receivable	(3,556)		(19,138)		(66,000)
Prepaid expenses and other current assets	(147,407)	(1,840,348)	1,489,459		(1,927,176)
Inventory	(169,751)	(3,651)	(545,449)		20,013
Accounts payable	551,988	430,633	(107,372)		256,562
Accrued expenses and other current liabilities	(417,574)	(609,406)	751,442		254,080
Deferred revenue	(1,341,138)	82,841	996,324		1,015,200
Current tax provision			220,570		(257,953)
Income tax payable	(485,980)		(237,759)
Other non-current liabilities					(217,291)
Other non-current asset	178
Total adjustments	2,239,996	(984,335)	47,015,116		1,420,475
Net Cash Used In Operating Activities	(8,534,705)	(4,481,562)	(8,236,431)		(3,068,723)
Cash Flows From Investing Activities
Internally developed software	(322,419)	(313,876)	(743,995)		(804,314)
Acquisitions	(2,299,231)	(2,116,456)	(8,843,458)
Purchase of equipment	(111,151)	(79,455)	(222,680)		(77,797)
Acquisition of intangible			(279,356)
Deposit on investment in UAV		(6,604,194)
Purchase of investment	(20,000)	(80,514)
Net Cash Used In Investing Activities	(2,752,801)	(9,194,496)	(10,089,489)		(882,111)
Cash Flows From Financing Activities
Amount due to/from related party, net	726,649	(338,280)	(221,842)		(154,345)
Proceeds from derivative liability, net			(250,000)
Advance received for share issuances					953,087
Proceeds from IPO, net		18,060,447	17,308,453
Proceeds from convertible debt, net of issuance costs	8,923,994		4,184,964
Proceeds from equity issuances		2,605,215	2,701,215		3,127,442
Issuance from convertible debt		(147,582)	(509,311)
Lease liabilities	(639,096)	(306,811)	(957,430)		(758,522)
Proceeds from Loan			972,593
Repayment of loan	(170,000)	(192,465)	(1,285,181)		(71,967)
Net Cash Provided By Financing Activities	8,841,547	19,680,524	21,943,461		3,095,695
Net (Decrease) Increase In Cash	(3,096,137)	5,791,649	3,617,541		(855,139)
Effect of Exchange Rate Changes on Cash	(650,096)	(212,817)	318,090		366,926
Cash – Beginning of year	5,720,569	1,784,938	1,784,938		2,273,151
Cash – End of period	$ 2,624,432	$ 7,576,587	5,720,569		1,784,938
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for interest			847,520		202,176
Non-Cash Investing and Financing Activities
Fair value of shares issued in satisfaction of a liability			350,000
Fair value of shares issued for the acquisition of entities			35,098,001
Fair value of shares issued for conversion of convertible notes			$ 7,829,607		$ 293,837

[1]	Restatement details in Note 2
[2]	Consists of $577,998 (2021-$426,740) of Education segment depreciation and amortization which is included in cost of revenue and $667,217 (2021-$0) which is included in operating expenses in the accompanying statements of operations
[3]	Consists of $590,228 (2021-$1,109,309) of Campus segment depreciation and amortization which is included in cost of revenue and $515,197 (2021-$38,864) which is included in operating expenses in the accompanying statements of operations